497(j)

002-96223/811-03240

VIA EDGAR

May 4, 2006

Division of Investment Management

Securities and Exchange Commission

100 F Street N.E.

Washington, D.C. 20549

Re: VALIC Separate Account A ("Registrant")

The Variable Annuity Life Insurance Company ("Depositor")

Post-Effective Amendment on Form N-4

File Nos.: 002-96223 and 811-03240

Impact/UIT-981 Fixed and Variable Deferred Annuity

Ladies and Gentlemen:

Pursuant to Rule 497(j) of the Securities Act of 1933, please be advised that the form of Prospectus and Statement of Additional Information dated May 1, 2006 for The Variable Annuity Life Insurance Company Separate Account A Impact/UIT-981 Fixed and Variable Deferred Annuity contain no changes from those submitted in Post-Effective Amendment No. 41 and Amendment No. 123 as filed electronically with the Securities and Exchange Commission, on May 1, 2006, accession number 0000950129-06-004645.

Should you have any questions regarding this filing, please do not hesitate to contact me at (713) 831-3164.

Sincerely,

/s/ KATHERINE STONER

Katherine Stoner

Associate General Counsel